UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number 811-7702
                                   --------

Value Line Asset Allocation Fund, Inc.
-------------------------------------------------
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, N.Y.       10017
---------------------------------------------------
(Address of principal executive offices) (Zip Code)

Registrant's telephone number, including area code: 212-907-1500
                                                    ------------

Date of fiscal year end: March 31, 2004
                         --------------

Date of reporting period: March 31, 2004
                          --------------

Item 1.  Reports to Stockholders.
------   -----------------------

================================================================================

INVESTMENT ADVISER   Value Line, Inc.                   ------------------------
                     220 East 42nd Street                    ANNUAL REPORT
                     New York, NY 10017-5891            ------------------------
                                                             MARCH 31, 2004
DISTRIBUTOR          Value Line Securities, Inc.        ------------------------
                     220 East 42nd Street
                     New York, NY 10017-5891

CUSTODIAN BANK       State Street Bank and Trust Co.
                     225 Franklin Street
                     Boston, MA 02110

SHAREHOLDER          State Street Bank and Trust Co.
SERVICING AGENT      c/o BFDS
                     P.O. Box 219729
                     Kansas City, MO 64121-9729              VALUE LINE
                                                                ASSET
INDEPENDENT          PricewaterhouseCoopers LLP              ALLOCATION
AUDITORS             1177 Avenue of the Americas             FUND, INC.
                     New York, NY 10036

LEGAL COUNSEL        Peter D. Lowenstein, Esq.
                      Two Sound View Drive, Suite 100
                     Greenwich, CT 06830

DIRECTORS            Jean Bernhard Buttner
                     John W. Chandler
                     Frances T. Newton
                     Francis C. Oakley
                     David H. Porter
                     Paul Craig Roberts
                     Marion N. Ruth
                     Nancy-Beth Sheerr

OFFICERS             Jean Bernhard Buttner
                     CHAIRMAN AND PRESIDENT

                     Stephen E. Grant
                     VICE PRESIDENT

                     Jeffrey D. Geffen
                     VICE PRESIDENT

                     David T. Henigson
                     VICE PRESIDENT and
                     SECRETARY/TREASURER

                     Stephen La Rosa                           [LOGO]
                     ASSISTANT SECRETARY/TREASURER           VALUE LINE
                                                              NO-LOAD
                     Joseph Van Dyke                           MUTUAL
                     ASSISTANT SECRETARY/TREASURER              FUND


THIS REPORT IS ISSUED FOR INFORMATION OF SHAREHOLDERS. IT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY A CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND (OBTAINABLE FROM THE DISTRIBUTOR).

VALUE LINE ASSET ALLOCATION FUND, INC.

                                                               TO OUR VALUE LINE
--------------------------------------------------------------------------------

TO OUR SHAREHOLDERS:

We are pleased to report that the Value Line Asset Allocation Fund earned a total return of 28.20% in the fiscal year ending March 31, 2004. This compared to a total return of 35.12% for the Standard & Poor's 500 Index(1) and a total return of 6.15% for the Lehman Government/Credit Bond Index.(2)

Your Fund has done well over all time periods versus its category peers, as measured by Lipper Inc., the fund analysis company. The Fund ranks #2 of 73 funds, #50 of 192 funds, and #127 of 312 funds on total return for the 10, 5, and 1 year periods ended March 31, 2004, respectively, for Flexible Portfolio Funds.

Our asset allocation model maintained a favorable stance toward the stock market during the most recent 12-month period. The allocation to stocks ranged from about 60% of assets to just over 80%, finishing the period at a bit over 75% of assets. Most recently, the market correction in March allowed us to raise the stock allocation at favorable prices. Bond allocation ranged from 8% to 14% of assets in the 12-month period and had a minor effect on performance. The Fund's asset allocation is guided by Value Line's proprietary stock and bond market models, which rely on a variety of financial and economic variables.

For stock selection, we adhere to a highly disciplined strategy. We seek out winners-those companies with the strongest earnings momentum and stock price momentum-and stay with them as long as the good performance continues. When momentum falters, the stock is a sale candidate, to be replaced by a better-performing company. The portfolio currently holds about 250 stocks diversified across many industries and across companies of all sizes. Healthcare and financial services are the top sector representations.

We believe our disciplined approach and the Fund's wide diversification will allow us to continue to take advantage of market opportunities at a reasonable risk. Thank you for investing with us.

                                   Sincerely,

                                   /s/ Jean Bernhard Buttner

                                   CHAIRMAN and PRESIDENT

May 7, 2004

--------------------------------------------------------------------------------
(1) THE S&P 500 INDEX CONSISTS OF 500 STOCKS WHICH ARE TRADED ON THE NEW YORK STOCK EXCHANGE, AMERICAN STOCK EXCHANGE AND THE NASDAQ NATIONAL MARKET SYSTEM AND IS REPRESENTATIVE OF THE BROAD STOCK MARKET. THIS IS AN UNMANAGED INDEX AND DOES NOT REFLECT CHARGES, EXPENSES OR TAXES, SO IT IS NOT POSSIBLE TO DIRECTLY INVEST IN THIS INDEX.

(2) THE LEHMAN BROTHERS GOVERNMENT/CREDIT BOND INDEX CONSISTS OF GOVERNMENT, INVESTMENT-GRADE AND MORTGAGE BACKED BONDS AND IS REPRESENTATIVE OF THE BROAD BOND MARKET. THIS IS AN UNMANAGED INDEX AND DOES NOT REFLECT CHARGES, EXPENSES OR TAXES, SO IT IS NOT POSSIBLE TO DIRECTLY INVEST IN THIS INDEX.

--------------------------------------------------------------------------------
2

                                          VALUE LINE ASSET ALLOCATION FUND, INC.

ASSET ALLOCATION FUND SHAREHOLDERS
--------------------------------------------------------------------------------

Economic Observations

The U.S. economic expansion, after meandering about with little overall direction for more than a year, moved into high gear during last year's final half, when the nation's gross domestic product rose at its fastest pace in several years. What's more, the business upturn, buoyed by continuing strength on both the consumer and industrial fronts, has been pressing forward at a similarly vigorous pace thus far in 2004. Given this early 2004 strength and the continuing benefits from the likely persistence of historically low interest rates, we think that growth will average better than 4% for the year as a whole. Further solid business improvement is then likely in 2005. Under such a scenario, we would expect the Federal Reserve to move carefully and cautiously in raising interest rates.

Inflation, meantime, remains generally under control, aided in part, by subdued labor costs and adequate supplies of most raw materials. We note, though, that as the U.S. economy moves further along the recovery trail, some increases in inflation are likely to emerge. Absent a stronger business recovery than we now envision, or a further sharp rise in oil and gas prices (stemming from a worsening conflict in Iraq, a deterioration elsewhere in the contentious Middle East, or severe production cutbacks by the Organization of Petroleum Exporting Countries, or OPEC), price inflation should generally remain in check through the latter years of this decade. Long-term interest rates should increase modestly over the next several years, but most likely not to the degree that would threaten to bring the current business expansion to a halt.





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                                                                               3

VALUE LINE ASSET ALLOCATION FUND, INC.

--------------------------------------------------------------------------------

            COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT
           IN VALUE LINE ASSET ALLOCATION FUND, INC., LEHMAN BROTHERS
              GOVERNMENT/CREDIT BOND INDEX AND THE S&P 500 INDEX**


                              [PLOT POINTS GRAPH]


                                             3/1994             3/2004
--------------------------------------------------------------------------------
VALUE LINE ASSET ALLOCATION FUND            $10,000            $33,132
--------------------------------------------------------------------------------
S&P 500 INDEX                               $10,000            $30,189
--------------------------------------------------------------------------------
LEHMAN BROTHERS GOVERNMENT/
  CREDIT BOND INDEX                         $10,000            $20,894
--------------------------------------------------------------------------------

                             FROM 4/1/94 TO 3/31/04

Performance Data:*

                                                                  AVERAGE ANNUAL
                                                                  TOTAL RETURNS
                                                                  --------------
 1 year ended 3/31/04 .........................................      +28.20%
 5 years ended 3/31/04 ........................................       +3.60%
10 years ended 3/31/04 ........................................      +12.73%

--------------------------------------------------------------------------------
 * THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NO GUARANTEE OF FUTURE PERFORMANCE. THE AVERAGE ANNUAL TOTAL RETURNS AND GROWTH OF AN ASSUMED INVESTMENT OF $10,000 INCLUDE DIVIDENDS REINVESTED AND CAPITAL GAINS DISTRIBUTIONS ACCEPTED IN SHARES. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTMENT, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ITS ORIGINAL COST. THE PERFORMANCE DATA AND GRAPH DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CALL 1-800-243-2729 TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.

** THE STANDARD & POOR'S 500 INDEX IS AN UNMANAGED INDEX THAT IS REPRESENTATIVE
   OF THE LARGE CAPITALIZATION STOCKS TRADED IN THE UNITED STATES. THE PRESENTATION INCLUDES REINVESTED DIVIDENDS. THE LEHMAN BROTHERS GOVERNMENT/CREDIT BOND INDEX IS AN UNMANAGED INDEX THAT GENERALLY REPRESENTS THE U.S. BOND MARKET, WITH ISSUES HAVING AN AVERAGE MATURITY OF 9.8 YEARS. THE GRAPHIC REPRESENTATION INCLUDES INTEREST REINVESTED. THE RETURNS FOR THE INDICES DO NOT REFLECT EXPENSES WHICH ARE DEDUCTED FROM THE FUND'S RETURNS.

--------------------------------------------------------------------------------
4

                                          VALUE LINE ASSET ALLOCATION FUND, INC.

SCHEDULE OF INVESTMENTS                                           MARCH 31, 2004
--------------------------------------------------------------------------------

SHARES                                                             VALUE
------------------------------------------------------------------------
COMMON STOCKS (76.1%)
                 ADVERTISING (0.6%)
    21,000       Harte-Hanks, Inc. .........................  $  491,820
    10,000       R.H. Donnelley Corp.* .....................     467,000
                                                              ----------
                                                                 958,820

                 AEROSPACE/DEFENSE (0.4%)
    10,500       Engineered Support Systems, Inc. ..........     512,295
     3,000       Moog Inc. Class "A"* ......................     102,360
                                                              ----------
                                                                 614,655

                 AIR TRANSPORT (0.3%)
     6,000       FedEx Corp. ...............................     450,960

                 APPAREL (0.2%)
     5,400       Columbia Sportswear Co.* ..................     299,376

                 AUTO PARTS (1.4%)
     9,200       Autoliv Inc. ..............................     377,200
    13,000       Gentex Corp. ..............................     563,940
    12,000       Johnson Controls, Inc. ....................     709,800
     7,500       Lear Corp. ................................     464,700
                                                              ----------
                                                               2,115,640

                 AUTO & TRUCK (0.5%)
    12,600       Oshkosh Truck Corp. .......................     701,820

                 BANK (3.5%)
    15,000       Bank of Hawaii Corp. ......................     694,950
    11,562       Charter One Financial, Inc. ...............     408,832
    12,600       F.N.B. Corp. ..............................     278,460
     5,000       M & T Bank Corp. ..........................     449,250
    15,000       Popular, Inc. .............................     646,500
     6,000       R & G Financial Corp.
                  Class "B" ................................     207,240
    20,000       SouthTrust Corp. ..........................     663,200
    21,000       UCBH Holdings, Inc. .......................     840,840
    12,000       Wells Fargo & Co. .........................     680,040
     6,700       Westamerica Bancorporation ................     338,082
                                                              ----------
                                                               5,207,394

SHARES                                                             VALUE
------------------------------------------------------------------------
                 BANK -- CANADIAN (0.3%)
    10,000       Bank of Montreal ..........................  $  414,400

                 BANK -- MIDWEST (1.2%)
     8,000       Associated Banc-Corp. .....................     358,320
    12,127       Commerce Bancshares, Inc. .................     578,579
    14,500       First Midwest Bancorp, Inc. ...............     495,030
     7,000       First Tennessee National Corp. ............     333,900
                                                              ----------
                                                               1,765,829

                 BEVERAGE --
                  ALCOHOLIC (0.3%)
     9,000       Anheuser-Busch Companies, Inc. ............     459,000

                 BIOTECHNOLOGY (0.8%)
     3,000       Genentech, Inc.* ..........................     317,460
     5,000       Martek Biosciences Corp.* .................     285,000
    17,000       Medicines Company (The)* ..................     547,570
     3,000       Telik, Inc.* ..............................      80,520
                                                              ----------
                                                               1,230,550

                 BUILDING MATERIALS (0.4%)
    12,000       Jacobs Engineering Group, Inc.* ...........     535,200

                 CABLE TV (0.0%)
     4,000       UnitedGlobalCom, Inc. Class "A"* ..........      33,960

                 CANADIAN ENERGY (0.2%)
     8,000       EnCana Corp. ..............................     344,960

                 CHEMICAL --
                  DIVERSIFIED (0.6%)
    10,800       3M Company ................................     884,196

                 CHEMICAL --
                  SPECIALTY (1.1%)
    16,000       Airgas, Inc. ..............................     340,800
    20,000       Ecolab, Inc. ..............................     570,600
    18,000       Praxair, Inc. .............................     668,160
                                                              ----------
                                                               1,579,560

                 COAL (0.1%)
     3,000       Joy Global Inc. ...........................      84,210

--------------------------------------------------------------------------------

VALUE LINE ASSET ALLOCATION FUND, INC.

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

SHARES                                                             VALUE
------------------------------------------------------------------------
                 COMPUTER &
                  PERIPHERALS (0.5%)
    16,000       Ingram Micro Inc. Class "A"* ..............  $  289,600
     6,900       Zebra Technologies Corp.
                  Class "A"* ...............................     478,653
                                                              ----------
                                                                 768,253

                 COMPUTER SOFTWARE &
                  SERVICES (2.0%)
    11,000       Advanced Digital Information
                  Corp.* ...................................     125,180
     4,200       Altiris, Inc.* ............................     117,348
     6,000       Cognizant Technology Solutions
                  Corp. Class "A"* ..........................     271,500
    14,000       Fair, Issac & Co., Inc ...................     505,120
    13,000       Magma Design Automation, Inc.* ............     271,830
     5,500       MicroStrategy, Inc. Class "A"* ............     293,150
    24,000       Novell, Inc.* .............................     273,120
    14,000       Satyam Computer Services Ltd.
                  (ADR) ....................................     287,280
    18,000       Symantec Corp.* ...........................     833,400
                                                              ----------
                                                               2,977,928

                 DIVERSIFIED
                  COMPANIES (2.0%)
    12,000       Acuity Brands, Inc. .......................     286,560
     6,000       American Standard
                  Companies, Inc.* .........................     682,500
    18,000       Ametek, Inc. ..............................     461,520
     3,400       Danaher Corp. .............................     317,458
     6,000       ESCO Technologies, Inc.* ..................     276,720
     5,000       Fortune Brands, Inc. ......................     383,150
     4,400       Hillenbrand Industries, Inc. ..............     298,716
     4,000       ITT Industries, Inc. ......................     305,320
                                                              ----------
                                                               3,011,944

                 DRUG (3.2%)
    16,000       Angiotech Pharmaceuticals, Inc.* ..........     390,560
     6,000       Biogen Idec, Inc.* ........................     333,600
     5,000       Forest Laboratories, Inc.* ................     358,100
    14,000       Impax Laboratories, Inc.* .................     313,180
    12,000       King Pharmaceuticals, Inc.* ...............     202,080
     6,600       MGI Pharma, Inc.* .........................     404,316

SHARES                                                             VALUE
------------------------------------------------------------------------
    18,000       Mylan Laboratories, Inc. ..................  $  409,140
     7,000       Neurocrine Biosciences, Inc.* .............     413,700
     3,000       Pfizer, Inc. ..............................     105,150
    10,000       Pharmaceutical Resources, Inc.* ...........     568,600
    12,200       QLT Inc.* .................................     311,588
    12,400       Salix Pharmaceuticals, Ltd.* ..............     359,848
     9,000       Teva Pharmaceutical Industries Ltd.
                  (ADR) ....................................     570,690
                                                              ----------
                                                               4,740,552

                 E-COMMERCE (0.2%)
    39,000       TIBCO Software, Inc.* .....................     318,630

                 EDUCATIONAL
                  SERVICES (1.7%)
     8,750       Apollo Group, Inc. Class "A"* .............     753,463
    18,000       Career Education Corp.* ...................   1,019,520
    15,000       Education Management Corp.* ...............     477,450
    11,000       ITT Educational Services, Inc.* ...........     343,200
                                                              ----------
                                                               2,593,633

                 ELECTRICAL
                  EQUIPMENT(0.6%)
    14,000       Flir Systems, Inc.* .......................     533,680
    10,000       Rockwell Automation, Inc. .................     346,700
                                                              ----------
                                                                 880,380

                 ELECTRIC UTILITY --
                  CENTRAL(0.6%)
    10,000       Entergy Corp. .............................     595,000
    11,000       TXU Corp. .................................     315,260
                                                              ----------
                                                                 910,260

                 ELECTRIC UTILITY --
                  EAST(0.2%)
     5,000       Exelon Corp. ..............................     344,350

                 ELECTRONICS (0.9%)
    13,200       Harman International
                  Industries, Inc. .........................   1,050,720
    13,500       Trimble Navigation Ltd.* ..................     309,555
                                                              ----------
                                                               1,360,275

--------------------------------------------------------------------------------
6

                                          VALUE LINE ASSET ALLOCATION FUND, INC.

                                                                  MARCH 31, 2004
--------------------------------------------------------------------------------

SHARES                                                               VALUE
--------------------------------------------------------------------------
                 ENTERTAINMENT
                  TECHNOLOGY (0.2%)
    18,000       Scientific Games Corp. Class "A"* ...........  $  336,960

                 ENVIRONMENTAL (0.3%)
     9,000       Republic Services, Inc. .....................     243,630
     3,500       Stericycle, Inc.* ...........................     167,510
                                                                ----------
                                                                   411,140

                 FINANCIAL SERVICES --
                  DIVERSIFIED (1.6%)
     4,000       Countrywide Financial Corp. .................     383,600
    13,700       Fremont General Corp. .......................     419,220
    14,000       Friedman, Billings, Ramsey Group,
                  Inc. Class "A" ..............................    377,860
     6,000       Global Payments Inc ........................      270,480
     7,000       Investors Financial Services Corp. ..........     289,240
     8,700       ProAssurance Corp.* .........................     304,500
     9,000       SLM Corp. ...................................     376,650
                                                                ----------
                                                                 2,421,550

                 FOOD PROCESSING (0.8%)
    18,000       Dean Foods Co.* .............................     601,200
     6,000       Smucker (J.M.) Co. ..........................     316,680
     6,200       United Natural Foods, Inc.* .................     298,158
                                                                ----------
                                                                 1,216,038

                 FOOD WHOLESALERS (0.3%)
    12,000       SYSCO Corp. .................................     468,600

                 FOREIGN
                  TELECOMMUNICATIONS
                  (0.2%)
    10,000       Ericsson (LM)
                  Telephone Co. (ADR)* .......................     277,500

                 FURNITURE/HOME
                  FURNISHINGS (0.2%)
    12,000       Select Comfort Corp.* .......................     331,080

                 GROCERY (0.2%)
     4,000       Whole Foods Market, Inc. ....................     299,800

SHARES                                                               VALUE
--------------------------------------------------------------------------
                 HEALTHCARE INFORMATION
                  SYSTEMS (0.2%)
     8,500       eResearch Technology, Inc.* .................  $  238,425

                 HOME APPLIANCE (0.6%)
    14,000       Toro Company (The). .........................     868,000

                 HOTEL/GAMING (2.5%)
    15,000       Alliance Gaming Corp.* ......................     481,950
     7,000       Choice Hotels, Inc. .........................     313,180
    13,000       GTECH Holdings Corp. ........................     768,820
    24,000       International Game Technology ...............   1,079,040
    28,000       Penn National Gaming, Inc.* .................     805,560
     7,500       Station Casinos, Inc. .......................     331,275
                                                                ----------
                                                                 3,779,825

                 HOUSEHOLD
                  PRODUCTS (1.1%)
     7,000       Church & Dwight Co., Inc. ...................     303,170
    13,000       Energizer Holdings, Inc.* ...................     606,970
     7,000       Scotts Company (The) Class "A"* .............     449,050
    11,000       Yankee Candle Company, Inc.
                  (The)* .....................................     303,380
                                                                ----------
                                                                 1,662,570

                 HUMAN RESOURCES (0.1%)
     6,000       Gevity HR, Inc. .............................     175,200

                 INDUSTRIAL SERVICES (1.5%)
    13,000       Aaron Rents, Inc. ...........................     323,570
     8,000       C.H. Robinson Worldwide, Inc. ...............     332,000
    10,000       Corrections Corp. of America* ...............     356,000
     9,000       Expeditors International of
                  Washington, Inc. ...........................     355,410
     6,900       Iron Mountain, Inc.* ........................     307,947
    22,000       Navigant Consulting Co.* ....................     445,060
     3,000       Unova, Inc.* ................................      64,830
                                                                ----------
                                                                 2,184,817

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                                                                               7
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VALUE LINE ASSET ALLOCATION FUND, INC.

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

SHARES                                                               VALUE
--------------------------------------------------------------------------
                 INFORMATION
                  SERVICES (0.7%)
    13,000       Alliance Data Systems Corp.* ...............  $   436,150
     9,000       Arbitron, Inc.* ............................      362,340
     5,500       Dun & Bradstreet Corp. (The)* ..............      294,250
                                                               -----------
                                                                 1,092,740

                 INSURANCE -- LIFE (0.7%)
     7,400       AFLAC Incorporated .........................      297,036
     7,500       Delphi Financial Group, Inc. ...............      315,150
     8,200       Torchmark Corp. ............................      441,078
                                                               -----------
                                                                 1,053,264

                 INSURANCE -- PROPERTY/
                  CASUALTY (1.9%)
    15,500       Berkley (W.R.) Corp. .......................      618,140
     5,000       Everest Re Group, Ltd. .....................      427,200
    10,945       Fidelity National Financial, Inc. ..........      433,422
     5,000       HCC Insurance Holdings, Inc. ...............      161,650
     1,400       Markel Corp.* ..............................      403,060
    16,500       Old Republic International Corp. ...........      405,240
     7,500       RenaissanceRe Holdings Ltd. ................      390,000
                                                               -----------
                                                                 2,838,712

                 INTERNET (0.9%)
    20,000       Akamai Technologies, Inc.* .................      262,800
    24,000       AmeriTrade Holding Corp.* ..................      369,600
    10,000       Ask Jeeves, Inc.* ..........................      357,300
     9,000       InfoSpace, Inc.* ...........................      349,830
                                                               -----------
                                                                 1,339,530

                 MACHINERY (0.7%)
    10,000       Actuant Corp. Class "A"* ...................      392,300
    10,000       Donaldson Co., Inc. ........................      265,300
    15,000       Graco Inc. .................................      436,650
                                                               -----------
                                                                 1,094,250

                 MANUFACTURED
                  HOUSING/RECREATIONAL
                  VEHICLE (0.4%)
    19,000       Winnebago Industries, Inc. .................      592,230

SHARES                                                               VALUE
--------------------------------------------------------------------------
                 MEDICAL SERVICES (2.2%)
     9,000       Coventry Health Care, Inc.* ................  $   380,970
     7,000       DaVita Inc.* ...............................      334,250
     3,000       Kindred Healthcare, Inc.* ..................      150,900
    11,000       Renal Care Group, Inc.* ....................      503,360
     6,000       Select Medical Corp. .......................      100,200
     4,000       Sierra Health Services, Inc.* ..............      145,600
     8,200       United Surgical Partners
                  International, Inc.* ......................      278,308
     7,380       UnitedHealth Group Inc. ....................      475,567
     8,500       Wellpoint Health Networks, Inc.* ...........      966,620
                                                               -----------
                                                                 3,335,775

                 MEDICAL SUPPLIES (7.0%)
     7,000       Advanced Neuromodulation
                  Systems, Inc.* ............................      252,630
     8,200       ALARIS Medical Systems, Inc.* ..............      152,930
    17,000       Align Technology, Inc.* ....................      323,170
     4,000       Bard (C.R.), Inc. ..........................      390,560
    11,000       Biomet, Inc. ...............................      421,960
    20,000       Boston Scientific Corp.* ...................      847,600
    16,000       Cooper Companies, Inc. .....................      864,000
     7,100       Dade Behring Holdings, Inc.* ...............      315,808
    13,000       DENTSPLY International, Inc. ...............      576,290
    12,000       Fisher Scientific
                  International, Inc.* ......................      660,480
    11,000       Henry Schein, Inc.* ........................      785,620
     6,000       Guidant Corp. ..............................      380,220
    10,000       IDEXX Laboratories, Inc.* ..................      568,700
     6,000       Inamed Corp.* ..............................      319,680
     5,000       Integra LifeSciences Holdings
                  Corp.* ....................................      153,100
    12,000       Kyphon, Inc.* ..............................      286,920
     9,000       Respironics, Inc.* .........................      486,180
     9,700       St. Jude Medical, Inc.* ....................      699,370
     5,000       Stryker Corp. ..............................      442,650
     9,800       Varian Medical Systems, Inc.* ..............      845,838
     9,000       Wright Medical Group, Inc.* ................      276,300
     6,500       Zimmer Holdings, Inc.* .....................      479,570
                                                               -----------
                                                                10,529,576

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                                          VALUE LINE ASSET ALLOCATION FUND, INC.

                                                                  MARCH 31, 2004
--------------------------------------------------------------------------------

SHARES                                                                VALUE
---------------------------------------------------------------------------
                 METAL FABRICATING (0.2%)
     7,200       Metal Management, Inc.* ......................  $  264,096

                 NATURAL GAS --
                  DISTRIBUTION (0.8%)
    13,000       AGL Resources Inc. ...........................     377,260
     9,000       Energen Corp. ................................     371,250
    13,050       UGI Corp. ....................................     429,606
                                                                 ----------
                                                                  1,178,116

                 NATURAL GAS --
                  DIVERSIFIED (1.0%)
     7,500       Equitable Resources, Inc. ....................     333,150
    25,000       Patina Oil & Gas Corp. .......................     656,250
    20,000       XTO Energy, Inc. .............................     504,800
                                                                 ----------
                                                                  1,494,200

                 NEWSPAPER (0.4%)
     2,000       McClatchy Co. (The) Class "A" ................     142,080
       500       Washington Post Co. (The)
                 Class "B" ....................................     442,205
                                                                 ----------
                                                                    584,285

                 OFFICE EQUIPMENT &
                  SUPPLIES (0.2%)
     7,000       Imagistics International, Inc.* ..............     308,350

                 PACKAGING &
                  CONTAINER (0.9%)
     6,000       Ball Corp. ...................................     406,680
     7,500       CLARCOR Inc. .................................     331,125
    16,500       Jarden Corp.* ................................     585,915
                                                                 ----------
                                                                  1,323,720

                 PETROLEUM --
                  INTEGRATED (0.3%)
     7,000       Murphy Oil Corp. .............................     440,790

                 PETROLEUM --
                  PRODUCING (1.9%)
    10,500       Apache Corp. .................................     453,285
     5,400       Canadian Natural Resources Ltd. ..............     300,456
    23,000       Chesapeake Energy Corp. ......................     308,200

SHARES                                                                VALUE
---------------------------------------------------------------------------
     9,000       Evergreen Resources, Inc.* ...................  $  309,150
     9,200       Pogo Producing Co. ...........................     422,004
    11,000       Suncor Energy, Inc. ..........................     300,850
    12,300       Ultra Petroleum Corp.* .......................     369,123
    11,000       Westport Resources Corp.* ....................     362,890
                                                                 ----------
                                                                  2,825,958

                 PHARMACY SERVICES (0.8%)
    15,000       Accredo Health, Inc.* ........................     571,500
     7,740       Caremark Rx, Inc.* ...........................     257,355
     9,000       Omincare, Inc. ...............................     398,970
                                                                 ----------
                                                                  1,227,825

                 PUBLISHING (0.3%)
     8,000       Meredith Corp. ...............................     404,480
                  R.E.I.T. (4.7%)
     5,400       CBL & Associates Properties, Inc. ............     331,236
    11,000       Developers Diversified Realty Corp.                444,400
    12,000       General Growth Properties, Inc. ..............     421,800
    13,000       Impac Mortgage Holdings, Inc. ................     353,600
     7,500       iStar Financial, Inc. ........................     317,250
    10,300       Macerich Company (The) .......................     555,170
     5,800       Mills Corporation (The) ......................     309,082
    10,000       Newcastle Investment Corp. ...................     337,000
     9,000       Pan Pacific Retail Properties, Inc. ..........     468,900
    10,000       ProLogis Trust ...............................     358,700
     7,000       Public Storage, Inc. .........................     340,620
     8,000       Regency Centers Corp. ........................     373,840
     7,000       Rouse Company (The) . ........................     375,200
     8,000       Simon Property Group, Inc. ...................     467,520
     7,000       Tanger Factory Outlet Centers, Inc. ..........     317,240
    17,000       Thornburg Mortgage, Inc. .....................     528,700
    11,000       Ventas, Inc. .................................     302,280
    12,000       Weingarten Realty Investors ..................     415,200
                                                                 ----------
                                                                  7,017,738

                 RAILROAD (0.3%)
     2,000       CP Holders, Inc. .............................     117,560
     7,500       Canadian National Railway Co. ................     294,975
                                                                  ---------
                                                                    412,535

--------------------------------------------------------------------------------

VALUE LINE ASSET ALLOCATION FUND, INC.

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

SHARES                                                              VALUE
-------------------------------------------------------------------------
                 RECREATION (1.0%)
    30,000       Marvel Enterprises, Inc.* ..................  $  575,700
    12,000       Multimedia Games, Inc.* ....................     296,880
     7,300       Royal Caribbean Cruises Ltd. ...............     321,930
     7,000       Shuffle Master, Inc.* ......................     325,430
                                                               ----------
                                                                1,519,940

                 RESTAURANT (2.5%)
    17,500       Applebee's International, Inc. .............     723,625
     8,000       CBRL Group, Inc. ...........................     317,120
    15,000       McDonald's Corp. ...........................     428,550
     8,000       P.F. Chang's China Bistro, Inc.* ...........     402,480
    22,500       RARE Hospitality International,
                  Inc.* .....................................     624,375
    15,000       Ruby Tuesday, Inc. .........................     482,250
    12,000       Sonic Corp.* ...............................     411,360
     9,000       Yum! Brands, Inc.* .........................     341,910
                                                               ----------
                                                                3,731,670

                 RETAIL AUTOMOTIVE (0.2%)
     9,000       Advance Auto Parts, Inc.* ..................     366,030

                 RETAIL BUILDING
                  SUPPLY (1.0%)
     9,000       Fastenal Co. ...............................     483,210
     6,200       Hughes Supply, Inc. ........................     324,880
    16,000       Tractor Supply Co.* ........................     619,520
                                                               ----------
                                                                1,427,610

                 RETAIL -- SPECIAL
                  LINES (3.8%)
    10,000       Aeropostale, Inc.* .........................     362,600
    13,000       Bed Bath & Beyond Inc.* ....................     542,880
    19,000       Chico's FAS, Inc.* .........................     881,600
    14,000       Coach, Inc.* ...............................     573,860
     9,000       Finish Line, Inc. Class "A"* ...............     332,820
    11,700       Foot Locker, Inc. ..........................     301,860
    11,000       Fossil, Inc.* ..............................     366,850
    20,000       NBTY, Inc.* ................................     743,600
    12,000       PETsMART, Inc. .............................     327,120
    20,000       Ross Stores, Inc. ..........................     612,200
     7,300       Sports Authority, Inc. (The)* ..............     292,584
    14,000       TJX Companies, Inc. (The) ..................     343,840
                                                               ----------
                                                                5,681,814

SHARES                                                              VALUE
-------------------------------------------------------------------------
                 RETAIL STORE (0.5%)
    13,000       Family Dollar Stores, Inc. .................  $  467,350
     7,000       Target Corp. ...............................     315,280
                                                               ----------
                                                                  782,630

                 SECURITIES
                  BROKERAGE (0.5%)
     4,400       Bear Stearns Companies,
                 Inc. (The) .................................     385,792
     4,000       Legg Mason, Inc. ...........................     371,120
                                                                ---------
                                                                  756,912

                 SEMICONDUCTOR (0.3%)
    10,000       ATI Technologies, Inc.* ....................     163,000
     6,000       Analog Devices, Inc. .......................     288,060
                                                                ---------
                                                                  451,060

                 SHOE (0.4%)
    14,000       Genesco, Inc.* .............................     324,520
    11,000       K-Swiss, Inc. Class "A" ....................     269,170
                                                               ----------
                                                                  593,690

                 TELECOMMUNICATION
                  SERVICES (0.9%)
    22,000       Crown Castle International Corp.* ..........     277,860
     7,000       Dycom Industries, Inc.* ....................     185,640
     9,000       NII Holdings, Inc. Class "B"* ..............     315,270
     8,000       NTL Inc.* ..................................     475,600
     6,000       Western Wireless Corp. Class "A"* ..........     140,220
                                                               ----------
                                                                1,394,590

                 TELECOMMUNICATIONS
                  EQUIPMENT (0.9%)
    18,000       Andrew Corp.* ..............................     315,000
    22,000       Aspect Communications Corp.* ...............     344,740
     4,000       Comtech Telecommunications
                  Corp.* ....................................      92,800
    11,000       Juniper Networks, Inc.* ....................     286,110
     6,000       Silicon Laboratories Inc.* .................     317,280
                                                               ----------
                                                                1,355,930

--------------------------------------------------------------------------------
10

                                          VALUE LINE ASSET ALLOCATION FUND, INC.

                                                                  MARCH 31, 2004
--------------------------------------------------------------------------------

SHARES                                                        VALUE
-------------------------------------------------------------------
           THRIFT (2.7%)
 6,600     FirstFed Financial Corp.* ................  $    304,458
11,000     Flagstar Bancorp, Inc. ...................       282,150
 4,000     Golden West Financial Corp. ..............       447,800
16,500     Hudson City Bancorp, Inc. ................       624,360
28,554     New York Community Bancorp, Inc.                 978,831
44,000     Sovereign Bancorp, Inc. ..................       942,480
 9,000     Webster Financial Corp. ..................       456,390
                                                       ------------
                                                          4,036,469

           TOILETRIES/COMESTICS (0.6%)
 4,000     Avon Products, Inc. ......................       303,480
15,000     Nu Skin Enterprises, Inc. Class "A" ......       302,250
 7,600     Regis Corp. ..............................       337,744
                                                       ------------
                                                            943,474

           TRUCKING (0.7%)
 2,500     Arkansas Best Corp. ......................        66,975
13,200     Landstar System, Inc.* ...................       540,408
21,250     Werner Enterprises, Inc. .................       402,688
                                                       ------------
                                                          1,010,071

           WIRELESS
            NETWORKING (0.2%)
19,000     Alvarion Ltd.* ...........................       241,110
                                                       ------------

           TOTAL COMMON STOCKS
            (COST $80,574,466) ......................   113,909,410
                                                       ------------

PRINCIPAL
  AMOUNT                                                      VALUE
-------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS (11.3%)
$2,000,000     Private Export Funding
                Corporation Notes Series "J",
                7.65%, 5/15/06 ......................  $  2,240,562
 3,000,000     Federal Home Loan Bank,
                2.750%, 10/27/06 ....................     3,023,169
 2,500,000     Federal Home Loan Bank, due
                12/29/06, 2% to 12/29/04, 4%
                thereafter ..........................     2,511,342
 1,000,000     Federal National Mortgage
                Association, 3.250%, 1/15/08 ........     1,020,799
 2,500,000     Federal Home Loan Mortgage
                Corp., 5.750%, 1/15/12 ..............     2,800,423
 4,000,000     Federal Home Loan Mortgage
                Corp., 5.125%, 7/15/12 ..............     4,308,068
 1,000,000     Federal Home Loan Mortgage
                Corp., 4.500%, 1/15/13 ..............     1,027,510
                                                       ------------

               TOTAL U.S. GOVERNMENT
                AGENCY OBLIGATIONS
                (COST $16,050,968)...................    16,931,873
                                                       ------------

CORPORATE BONDS & NOTES (0.7%)
               FINANCIAL SERVICES --
                DIVERSIFIED (0.7%)
 1,000,000     SLM Corporation Floating Rate
                Notes, 3.550%,** 4/1/14 .............       988,310
                                                       ------------

               TOTAL CORPORATE
                BONDS & NOTES
                (COST $992,510)......................       988,310

                                                       ------------
               TOTAL INVESTMENT
                SECURITIES (88.1%)
                (COST $97,617,944)...................   131,829,593
                                                       ------------

SHORT-TERM INVESTMENTS (10.9%)
               U.S. TREASURY
                OBLIGATIONS (5.3%)
 8,000,000     U.S. Treasury Bills, 1.00%,
                6/10/04 .............................     7,984,431
                                                       ------------

--------------------------------------------------------------------------------

VALUE LINE ASSET ALLOCATION FUND, INC.

SCHEDULE OF INVESTMENTS                                           MARCH 31, 2004
--------------------------------------------------------------------------------

PRINCIPAL
  AMOUNT                                                      VALUE
-------------------------------------------------------------------
               REPURCHASE
                AGREEMENT (5.6%)
                (INCLUDING ACCRUED INTEREST)
$8,400,000     Collateralized by $7,133,000
                U.S. Treasury Bonds 6.125%,
                due 11/25/27, with a value of
                $8,573,575 (with UBS
                Warburg LLC, 0.99%, dated
                3/31/04, due 4/1/04, delivery
                value $8,400,231) ...................  $  8,400,231
                                                       ------------

               TOTAL SHORT-TERM
                INVESTMENTS
                (COST $16,384,662) ..................    16,384,662
                                                       ------------

CASH AND OTHER ASSETS
   LESS LIABILITIES (1.0%) ..........................     1,512,724
                                                       ------------

NET ASSETS (100.0%) .................................  $149,726,979
                                                       ============

NET ASSET VALUE, OFFERING
   AND REDEMPTION PRICE PER
   OUTSTANDING SHARE
   ($149,726,979 - 7,860,954
   SHARES OUTSTANDING)     -                                   $       19.05
                                                               =============

    * NON-INCOME PRODUCING
(ADR) AMERICAN DEPOSITARY RECEIPTS
   ** RATE AT 3/31/04. FLOATING RATE CHANGES MONTHLY.





SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
12

                                          VALUE LINE ASSET ALLOCATION FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES
FOR THE YEAR ENDED MARCH 31, 2004
--------------------------------------------------------------------------------

ASSETS:
Investment securities, at value
 (Cost - $97,617,944) ..........................   $131,829,593
Short-term investments
 (Cost - $16,384,662) ..........................     16,384,662
Cash ...........................................         57,778
Receivable for securities sold .................      1,377,970
Dividends and interest receivable ..............        226,986
Receivable for capital shares sold .............         15,074
                                                   -------------
   TOTAL ASSETS ................................    149,892,063
                                                   -------------
LIABILITIES:
Payable for capital shares repurchased .........         22,677
Accrued expenses:
 Advisory fee payable ..........................         81,609
 Service and distribution plan fees
 payable .......................................         31,388
 Other .........................................         29,410
                                                   -------------
   TOTAL LIABILITIES ...........................        165,084
                                                   -------------
NET ASSETS .....................................   $149,726,979
                                                   =============
NET ASSETS CONSIST OF:
Capital stock, at $.001 par value
 (authorized 300,000,000, outstanding
 7,860,954 shares) .............................   $      7,861
Additional paid-in capital .....................    126,788,449
Undistributed net investment income ............         81,698
Accumulated net realized loss
 on investments ................................    (11,362,678)
Net unrealized appreciation
 of investments ................................     34,211,649
                                                   -------------
NET ASSETS .....................................   $149,726,979
                                                   =============
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE, PER
 OUTSTANDING SHARE ($149,726,979 -
 7,860,954 SHARES OUTSTANDING) .................   $      19.05
                                                   =============

STATEMENT OF OPERATIONS
AT MARCH 31, 2004
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Dividends (net of foreign withholding tax
 of $6,496) ...............................    $   993,212
Interest and other ........................        984,473
                                               -----------
   Total Income ...........................      1,977,685
                                               -----------

EXPENSES:
Advisory fee ..............................        954,199
Service and distribution plan fee .........        367,000
Auditing and legal fees ...................         64,868
Custodian fees ............................         55,736
Transfer agent fees .......................         45,870
Accounting & bookkeeping expense ..........         32,400
Printing ..................................         31,817
Insurance, dues and other .................         29,473
Registration and filing fees ..............         21,261
Directors' fees and expenses ..............         20,026
Postage ...................................         10,824
                                               -----------
     Total Expenses Before Custody
      Credits .............................      1,633,474
     Less: Custody Credits ................           (890)
                                               -----------
     Net Expenses .........................      1,632,584
                                               -----------

NET INVESTMENT INCOME .....................        345,101
                                               -----------

NET REALIZED AND UNREALIZED GAIN ON
 INVESTMENTS:
 Net Realized Gain ........................     17,801,024
 Change in Net Unrealized
   Appreciation ...........................     18,131,836
                                               -----------

NET REALIZED GAIN AND CHANGE IN NET
 UNREALIZED APPRECIATION ON
 INVESTMENTS ..............................     35,932,860
                                               -----------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS .............................    $36,277,961
                                               ===========




SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

VALUE LINE ASSET ALLOCATION FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED MARCH 31, 2004 AND 2003
--------------------------------------------------------------------------------

                                                                            YEAR ENDED         YEAR ENDED
                                                                             MARCH 31,          MARCH 31,
                                                                               2004               2003
                                                                          --------------------------------
OPERATIONS:
 Net investment income ...............................................    $     345,101      $     150,036
 Net realized gain (loss) on investments .............................       17,801,024         (4,913,273)
 Change in net unrealized appreciation ...............................       18,131,836        (25,990,531)
                                                                          --------------------------------
 Net increase (decrease) in net assets from operations ...............       36,277,961        (30,753,768)
                                                                          --------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
 Net investment income ...............................................         (302,617)          (103,543)
                                                                          --------------------------------
CAPITAL SHARE TRANSACTIONS:
 Proceeds from sale of shares ........................................       25,136,383         46,704,808
 Proceeds from reinvestment of distributions to shareholders .........          296,384             97,946
 Cost of shares repurchased ..........................................      (49,842,909)       (93,990,396)
                                                                          --------------------------------
 Net decrease from capital share transactions ........................      (24,410,142)       (47,187,642)
                                                                          --------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ..............................       11,565,202        (78,044,953)
NET ASSETS:
 Beginning of year ...................................................      138,161,777        216,206,730
                                                                          --------------------------------
 End of year .........................................................    $ 149,726,979      $ 138,161,777
                                                                          ================================
NET UNDISTRIBUTED INVESTMENT INCOME, AT END OF YEAR ..................    $      81,698      $      50,059
                                                                          ================================















SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
14

                                          VALUE LINE ASSET ALLOCATION FUND, INC.

NOTES TO FINANCIAL STATEMENTS                                     MARCH 31, 2004
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES
Value Line Asset Allocation Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which seeks to achieve a high total investment return consistent with reasonable risk by investing primarily in a broad range of common stocks, bonds and money market instruments. The Fund will attempt to achieve its objective by following an asset allocation strategy, based on data derived from computer models for the stock and bond markets, that shifts the assets of the Fund among equity, debt and money market securities as the models indicate and its investment adviser, Value Line, Inc. (the "Adviser"), deems appropriate.

The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

(A) SECURITY VALUATION. Securities listed on a securities exchange are valued at the closing sales prices on the date as of which the net asset value is being determined. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. In the absence of closing sales prices for such securities and for securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices. Securities for which market quotations are not readily available or which are not readily marketable and all other assets of the Fund are valued at fair value as the Board of Directors may determine in good faith. Short-term instruments with maturities of 60 days or less at the date of purchase are valued at amortized cost, which approximates market value.

(B) REPURCHASE AGREEMENTS. In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C) FEDERAL INCOME TAXES. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, including the distribution requirements of the Tax Reform Act of 1986, and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax or excise tax provision is required.

(D) SECURITY TRANSACTIONS AND DISTRIBUTIONS. Security transactions are accounted for on the date the securities are purchased or sold. Interest income is accrued as earned. Realized gains and losses on sales of securities are calculated for financial accounting and federal income tax purposes on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

(E) REPRESENTATIONS AND INDEMNIFICATIONS. In the normal course of business the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

--------------------------------------------------------------------------------

VALUE LINE ASSET ALLOCATION FUND, INC.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


2. CAPITAL SHARE TRANSACTIONS
Transactions in capital stock were as follows:

                        YEAR ENDED       YEAR ENDED
                         MARCH 31,        MARCH 31,
                           2004             2003
                        ----------       ----------
Shares sold ..........   1,491,340        2,972,432
Shares issued in
   reinvestment of
   dividends and
   distributions .....      16,393            6,500
                        ----------       ----------
                         1,507,733        2,978,932
Shares repurchased....  (2,927,305)      (6,116,138)
                        ----------       ----------
Net decrease .........  (1,419,572)      (3,137,206)
                        ==========       ==========


3. PURCHASES AND SALES OF SECURITIES
Purchases and sales of securities, excluding short-term investments, were as follows:

                                         YEAR ENDED
                                       MARCH 31, 2004
                                        -----------
PURCHASES:
U.S. Government Agency Obligations...   $16,500,000
Other Investment Securities .........    54,522,510
                                        -----------
                                        $71,022,510
                                        ===========
SALES:
U.S. Government Agency Obligations...   $11,000,000
Other Investment Securities .........    87,222,768
                                        -----------
                                        $98,222,768
                                        ===========


4. INCOME TAXES
At March 31, 2004, information on the tax components of capital is as follows:

Cost of investments for tax purposes      $ 113,978,332
                                          =============
Gross tax unrealized appreciation ..      $  35,182,367
Gross tax unrealized depreciation ..           (946,444)
                                          -------------
Net tax unrealized appreciation on
   investments .....................      $  34,235,923
                                          =============
Undistributed ordinary income ......      $      50,666
                                          =============
Capital loss carryforward expiring
   March 31, 2010 ..................      $   5,549,286
Capital loss carryforward expiring
   March 31, 2011 ..................          5,806,634
                                          -------------
Total loss carryforward ............      $  11,355,920
                                          =============

During the year ended March 31, 2004 the Fund utilized $17,784,672 of its carryforward loss.

To the extent future capital gains are offset by capital losses, the Fund does not anticipate distributing any such gains to the shareholders.

The tax composition of dividends to shareholders for the years ended March 31, 2004 and 2003 were as follows:

                              2004          2003
                            --------      --------
Ordinary income ..........  $302,617      $103,543
                            ========      ========

The difference between book and tax unrealized appreciation/(depreciation) is primarily attributable to wash sales and return of capital from investments in REITs.

Permanent book-tax differences relating to the current year were reclassified within the composition of the net asset accounts. The Fund reclassified $10,845 from undistributed net investment income to undistributed net realized gain. Net assets were not affected by this reclassification.

--------------------------------------------------------------------------------
16

                                          VALUE LINE ASSET ALLOCATION FUND, INC.

                                                                  MARCH 31, 2004
--------------------------------------------------------------------------------


5. ADVISORY FEES, SERVICE AND DISTRIBUTION PLAN FEES AND TRANSACTIONS WITH AFFILIATES
An advisory fee of $954,199 was paid or payable to Value Line, Inc., the Fund's investment adviser (the "Adviser"), for the year ended March 31, 2004. The fee was computed at an annual rate of .65 of 1% of the daily net assets during the year and paid monthly. The Adviser provides research, investment programs and supervision of the investment portfolio and pays costs of certain administrative services and office space. The Adviser also provides persons, satisfactory to the Fund's Board of Directors, to act as officers of the Fund and pays their salaries and wages. The Fund bears all other costs and expenses.

The Fund has a Service and Distribution Plan (the "Plan"), adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, for the payment of certain expenses incurred by Value Line Securities, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, in advertising, marketing and distributing the Fund's shares and for servicing the Fund's shareholders at an annual rate of 0.25% of the Fund's average daily net assets. For the year ended March 31, 2004, fees amounting to $367,000 were paid or payable to the Distributor under this Plan.

For the year ended March 31, 2004, the Fund's expenses were reduced by $890 under a custody credit arrangement with the Custodian.

Certain officers and directors of the Adviser and the Distributor, are also officers and directors of the Fund. During the year ended March 31, 2004, the Fund paid brokerage commissions totaling $83,447 to the Distributor, a registered broker/dealer, which clears its transactions through unaffiliated brokers.

At March 31, 2004, the Adviser, and/or affiliated companies, and the Value Line, Inc. Profit Sharing and Savings Plan, owned 1,691,568 shares of the Fund's capital stock, representing 21.5% of the outstanding shares. In addition, officers and directors owned 12,180 shares of capital stock, representing less than 1% of the outstanding shares.















--------------------------------------------------------------------------------

VALUE LINE ASSET ALLOCATION FUND, INC.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR:

                                                                             YEARS ENDED MARCH 31,
                                               -------------------------------------------------------------------------------
                                                   2004             2003             2002             2001             2000
                                               -------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR ........    $     14.89      $     17.41      $     16.54      $     20.88      $     17.99
                                               -------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income ...................            .04              .02              .01              .23              .33
  Net gains or (losses) on securities (both
    realized and unrealized) ..............           4.16            (2.53)             .92            (3.84)            4.04
                                               -------------------------------------------------------------------------------
  Total from investment operations ........           4.20            (2.51)             .93            (3.61)            4.37
                                               -------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
  Dividends from net investment income ....           (.04)            (.01)            (.06)            (.32)            (.24)
  Distributions from realized gains .......             --               --               --             (.41)           (1.24)
                                               -------------------------------------------------------------------------------
  Total distributions .....................           (.04)            (.01)            (.06)            (.73)           (1.48)
                                               -------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR ..............    $     19.05      $     14.89      $     17.41      $     16.54      $     20.88
                                               ===============================================================================
TOTAL RETURN ..............................          28.20%          (14.42)%           5.60%          (17.59)%          25.02%
                                               ===============================================================================

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in thousands) ....    $   149,727      $   138,162      $   216,207      $   270,469      $   311,715
Ratio of operating expenses to average
 net assets(1) ............................           1.11%            1.09%            1.03%            1.01%            1.03%
Ratio of net investment income to average
 net assets ...............................           0.23%            0.09%             --%             1.21%            1.93%
Portfolio turnover rate ...................             60%              51%             62%              123%              72%

(1) RATIO REFLECTS EXPENSES GROSSED UP FOR CUSTODY CREDIT ARRANGEMENT. THE RATIO OF EXPENSES NET OF CUSTODY CREDITS WOULD HAVE BEEN UNCHANGED FOR THE YEARS ENDED MARCH 31, 2004, 2003, 2002, 2001, AND 1.02% FOR THE YEAR ENDED MARCH 31, 2000.





SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
18

                                          VALUE LINE ASSET ALLOCATION FUND, INC.

REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF
VALUE LINE ASSET ALLOCATION FUND, INC.

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Value Line Asset Allocation Fund, Inc. (the "Fund") at March 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
New York, New York


May 14, 2004


--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                         FEDERAL TAX NOTICE (UNAUDITED)

     FOR CORPORATE TAXPAYERS 100% OF THE ORDINARY INCOME DISTRIBUTIONS PAID
                    DURING THE CALENDAR YEAR 2004 QUALIFY FOR
                  THE CORPORATE DIVIDENDS RECEIVED DEDUCTIONS.

    DURING THE CALENDAR YEAR 2003, 100% OF THE ORDINARY INCOME DISTRIBUTION
                       ARE TREATED AS QUALIFIED DIVIDENDS.

--------------------------------------------------------------------------------





--------------------------------------------------------------------------------

VALUE LINE ASSET ALLOCATION FUND, INC.

MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

MANAGEMENT INFORMATION

The business and affairs of the Fund are managed by the Fund's officers under the direction of the Board of Directors. The following table sets forth information on each Director and officer of the Fund. Each Director serves as a director or trustee of each of the 14 Value Line Funds and oversees a total of 15 portfolios. Each Director serves until his or her successor is elected and qualified.

                                                              PRINCIPAL
                                                              OCCUPATION
                                                LENGTH OF     DURING THE                                         OTHER DIRECTORSHIPS
NAME, ADDRESS, AND AGE     POSITION             TIME SERVED   PAST 5 YEARS                                       HELD BY DIRECTOR
====================================================================================================================================
INTERESTED DIRECTORS*
--------------------
Jean Bernhard Buttner      Chairman of the      Since 1993    Chairman, President and Chief Executive Officer    Value Line, Inc.
Age 69                     Board of Directors                 of Value Line, Inc. (the "Adviser") and Value
                           and President                      Line Publishing, Inc. Chairman and President of
                                                              each of the 14 Value Line Funds and Value Line
                                                              Securities, Inc. (the "Distributor").
-----------------------------------------------------------------------------------------------------------------------------------
Marion N. Ruth             Director             Since 1993    Real Estate Executive: President, Ruth Realty      Value Line, Inc.
5 Outrider Road                                               (real estate broker); Director of the Adviser
Rolling Hills, CA 90274                                       since 2000.
Age 69
-----------------------------------------------------------------------------------------------------------------------------------
NON-INTERESTED DIRECTORS
------------------------
John W. Chandler           Director             Since 2000    Consultant, Academic Search Consultation           None
1611 Cold Spring Rd.                                          Service, Inc. Trustee Emeritus and Chairman
Williamstown, MA 01267                                        (1993-1994) of the Board of Trustees of Duke
Age 80                                                        University; President Emeritus, Williams
                                                              College.
-----------------------------------------------------------------------------------------------------------------------------------
Frances T. Newton          Director             Since 1993    Customer Support Analyst, Duke Power Company.      None
4921 Buckingham Drive
Charlotte, NC 28209
Age 62
-----------------------------------------------------------------------------------------------------------------------------------
Francis C. Oakley          Director             Since 1993    Professor of History, Williams College, 1961 to    Berkshire Life
54 Scott Hill Road                                            present. President Emeritus since 1994 and         Insurance Company
Williamstown, MA 01267                                        President, 1985-1994; Chairman (1993-1997) and     of America
Age 72                                                        Interim President (2002) of the American
                                                              Council of Learned Societies.


--------------------------------------------------------------------------------
20

                                          VALUE LINE ASSET ALLOCATION FUND, INC.

MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

                                                              PRINCIPAL
                                                              OCCUPATION
                                                LENGTH OF     DURING THE                                         OTHER DIRECTORSHIPS
NAME, ADDRESS, AND AGE     POSITION             TIME SERVED   PAST 5 YEARS                                       HELD BY DIRECTOR
====================================================================================================================================
David H. Porter              Director          Since 2000    Visiting Professor of Classics, Williams College,   None
5 Birch Run Drive                                            since 1999; President Emeritus, Skidmore College
Saratoga Springs, NY12866                                    since 1999 and President, 1987-1998.
Age 68
------------------------------------------------------------------------------------------------------------------------------------
Paul Craig Roberts           Director          Since 2000    Chairman, Institute for Political Economy.          A. Schulman Inc.
169 Pompano St.                                                                                                  (plastics)
Panama City Beach, FL 32413
Age 65
------------------------------------------------------------------------------------------------------------------------------------
Nancy-Beth Sheerr            Director          Since 2000    Senior Financial Advisor, Veritable, L.P.           None
1409 Beaumont Drive                                          (investment adviser) since April 1, 2004; Senior
Gladwyne, PA 19035                                           Financial Advisor, Hawthorne, 2001-2004.
Age 55

------------------------------------------------------------------------------------------------------------------------------------
OFFICERS
--------
Stephen E. Grant             Vice President    Since 1993    Portfolio Manager with the Adviser.                 --
Age 50
------------------------------------------------------------------------------------------------------------------------------------
Jeffrey D. Geffen            Vice President    Since 2001    Portfolio Manager with the Adviser since 2001;      --
Age 54                                                       Vice President Investments, Morgan Stanley Dean
                                                             Witter Advisors, 1989-2001.
------------------------------------------------------------------------------------------------------------------------------------
David T. Henigson            Vice President,   Since 1993    Director, Vice President and Compliance Officer     --
Age 46                       Secretary and                   of the Adviser. Director and Vice President of
                             Treasurer                       the Distributor. Vice President, Secretary and
                                                             Treasurer of each of the 14 Value Line Funds.

* MRS. BUTTNER IS AN "INTERESTED PERSON" AS DEFINED IN THE INVESTMENT COMPANY ACT OF 1940 BY VIRTUE OF HER POSITIONS WITH THE ADVISER AND HER INDIRECT OWNERSHIP OF A CONTROLLING INTEREST IN THE ADVISER; MRS. RUTH IS AN INTERESTED PERSON BY VIRTUE OF BEING A DIRECTOR OF THE ADVISER.

UNLESS OTHERWISE INDICATED, THE ADDRESS FOR EACH OF THE ABOVE IS 220 EAST 42ND STREET, NEW YORK, NY 10017.





--------------------------------------------------------------------------------

VALUE LINE ASSET ALLOCATION FUND, INC.

--------------------------------------------------------------------------------



















                      (This page intentionally left blank.)




















--------------------------------------------------------------------------------
22

                                          VALUE LINE ASSET ALLOCATION FUND, INC.

--------------------------------------------------------------------------------



















                      (This page intentionally left blank.)




















--------------------------------------------------------------------------------

VALUE LINE ASSET ALLOCATION FUND, INC.

                         THE VALUE LINE FAMILY OF FUNDS
--------------------------------------------------------------------------------

1950 -- THE VALUE LINE FUND seeks long-term growth of capital. Current income is a secondary objective.

1952 -- VALUE LINE INCOME AND GROWTH FUND'S primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

1956 -- THE VALUE LINE SPECIAL SITUATIONS FUND seeks long-term growth of capital. No consideration is given to current income in the choice of investments.

1972 -- VALUE LINE LEVERAGED GROWTH INVESTORS' sole investment objective is to realize capital growth.

1979 -- THE VALUE LINE CASH FUND, a money market fund, seeks to secure as high a level of current income as is consistent with maintaining liquidity and preserving capital. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

1981 -- VALUE LINE U.S. GOVERNMENT SECURITIES FUND seeks maximum income without undue risk to capital. Under normal conditions, at least 80% of the value of its net assets will be invested in securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities.

1983 -- VALUE LINE CENTURION FUND* seeks long-term growth of capital.

1984 -- THE VALUE LINE TAX EXEMPT FUND seeks to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal. The Fund offers investors a choice of two portfolios: The Money Market Portfolio and The National Bond Portfolio. The Fund may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1985 -- VALUE LINE CONVERTIBLE FUND seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking System.

1986 -- VALUE LINE AGGRESSIVE INCOME TRUST seeks to maximize current income.

1987 -- VALUE LINE NEW YORK TAX EXEMPT TRUST seeks to provide New York taxpayers with the maximum income exempt from New York State, New York City and federal income taxes while avoiding undue risk to principal. The Trust may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1987 -- VALUE LINE STRATEGIC ASSET MANAGEMENT TRUST* seeks to achieve a high total investment return consistent with reasonable risk.

1993 -- VALUE LINE EMERGING OPPORTUNITIES FUND invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993 -- VALUE LINE ASSET ALLOCATION FUND seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the asset mix.



* ONLY AVAILABLE THROUGH THE PURCHASE OF GUARDIAN INVESTOR, A TAX DEFERRED VARIABLE ANNUITY, OR VALUEPLUS, A VARIABLE LIFE INSURANCE POLICY.

FOR MORE COMPLETE INFORMATION ABOUT ANY OF THE VALUE LINE FUNDS, INCLUDING CHARGES AND EXPENSES, SEND FOR A PROSPECTUS FROM VALUE LINE SECURITIES, INC., 220 EAST 42ND STREET, NEW YORK, NEW YORK 10017-5891 OR CALL 1-800-243-2729, 24
HOURS A DAY, 7 DAYS A WEEK, OR VISIT US AT WWW.VALUELINE.COM. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

--------------------------------------------------------------------------------
24

Item 2.  Code of Ethics
------   --------------

         (a) The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officers and Principal Financial and Accounting Officer.

         (f) Pursuant to item 10(a), the Registrant is attaching as an exhibit a copy of it's Code of Ethics that applies to it's Principal Executive Officers and Principal Financial and Accounting Officer.


Item 3.  Audit Committee Financial Expert.
------   --------------------------------

         (a)(1) The Registrant has an Audit Committee Financial Expert serving on its Audit Committee.
            (2) The Registrant's Board has designated John W. Chandler, a member of the Registrant's Audit Committee, as the Registrant's Audit Committee Financial Expert. Mr. Chandler is an independent director who is a senior consultant with Academic Search Consultation Service. He spent most of his professional career at Williams College, where he served as a faculty member, Dean of the Faculty, and President (1973-85). He also served as President of Hamilton College (1968-73), and as President of the Association of American Colleges and Universities (1985-90). He has previously served as Trustee Emeritus and Chairman of the Board of Trustees of Duke University.

A person who is designated as an "audit committee financial expert" shall not make such person an "expert" for any purpose, including without limitation under
Section 11 of the Securities Act of 1933 or under applicable fiduciary laws, as a result of being designated or identified as an audit committee financial expert. The designation or identification or a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4.  Principal Accountant Fees and Services
------   --------------------------------------

(a) Audit Fees 2003 - $35,806; Audit Fees 2002 - $27,408
(b) Audit-Related fees - None
(c) Tax Preparation Fees 2004 - $6,140; Tax Preparation Fees 2002 - $5,820
(d) All Other Fees - None
(e) (1) Audit Committee Pre-Approval Policy. All services to be performed for the Registrant by PricewaterhouseCoopers LLP must be pre-approved by the audit committee. All services performed during 2004 and 2003 were pre-approved by the committee.
(e) (2) not applicable.
(f) Not applicable.
(g) Aggregate Non-Audit Fees 2004 - $6,140; Aggregate Non-Audit Fees 2003 -
    $5,820
(h) Not applicable.


Item 10.  Controls and Procedures.
-------   -----------------------

         (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are appropriately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

         (b) The registrant's principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.


Item 11.  Exhibits.
-------   --------

         (a) Code of Ethics for Principal Executive and Senior Financial Officers attached hereto as Exhibit 100.COE.

         (b)(1) Certification pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as
                Exhibit 99.CERT.

            (2) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99-906-CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.(Registrant) Value Line , Inc.

By     /s/ Jean B. Buttner
       ------------------------------------
       Jean B. Buttner, President


Date:  June 7, 2004
       ------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Jean B. Buttner
       -------------------------------------------------------
       Jean B. Buttner, President, Principal Executive Officer


By:    /s/ David T. Henigson
       -------------------------------------------------------------------------
       David T. Henigson, Vice President, Treasurer, Principal Financial Officer


Date:  June 7, 2004
       ------------------